Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments
Schedule of fair value of the derivative assets

	As of December 31,
	2022	2023
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	3,576	—
Total	3,576	—
Derivative financial instruments—current assets	2,440	—
Derivative financial instruments—non-current assets	1,136	—
Total	3,576	—

Schedule of interest rate swaps held for trading

						Notional Amount
				Original
			Effective	Termination	Fixed Interest	December 31,	December 31,
Company	Counterparty	Trade Date	Date	Date	Rate	2022	2023
GAS-twenty seven Ltd.	DNB Bank ASA	July 2020	July 2020	July 2024	3.146%	48,889	—
GAS-twenty seven Ltd.	DNB Bank ASA	July 2020	July 2020	April 2025	3.069%	40,000	—
GAS-twenty seven Ltd.	ING Bank N.V.	July 2020	July 2020	July 2024	3.24%	24,444	—
GAS-twenty seven Ltd.	ING Bank N.V.	July 2020	July 2020	April 2025	3.176%	20,000	—
					Total	133,333	—

Schedule of analysis of gain on derivatives

	For the year ended
	December 31,
	2021	2022	2023
Realized loss/(gain) on interest rate swaps held for trading	8,596	3,175	(1,535)
Realized gain on forward foreign exchange contracts held for trading	—	—	(65)
Unrealized (gain)/loss on interest rate swaps held for trading	(11,092)	(12,821)	88
Total gain on derivatives	(2,496)	(9,646)	(1,512)